FINANCIAL ASSETS AND LIABILITIES (Details 2) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Non current other receivables	$ 4	$ 11
Non-current trade receivables	75	18
Current trade receivables	288	209
Current trade and other receivables	488	296
Total for all related parties [member]
IfrsStatementLineItems [Line Items]
Non current other receivables	4	11
Current trade receivables	10	5
Current other receivables	11	7
Advances To Suppliers [Member]
IfrsStatementLineItems [Line Items]
Non current other receivables	43
Prepaid Expenses [Member]
IfrsStatementLineItems [Line Items]
Non current other receivables	5
Current other receivables	3	5
Tax Credits [Member]
IfrsStatementLineItems [Line Items]
Non current other receivables	8	1
Current other receivables	8	10
Receivables For Sale Of Associates [Member]
IfrsStatementLineItems [Line Items]
Non current other receivables		1
Current other receivables		1
Receivables For Sale Of Assets [Member]
IfrsStatementLineItems [Line Items]
Non current other receivables	10
Current other receivables	6
Contractual Indemnity Receivable [Member]
IfrsStatementLineItems [Line Items]
Non current other receivables	2	4
Expenses To Be Recovered [Member]
IfrsStatementLineItems [Line Items]
Non current other receivables	3
Current other receivables	8	6
Other [Member]
IfrsStatementLineItems [Line Items]
Non current other receivables		1
Current other receivables	14	11
Other Receivables Net [Member]
IfrsStatementLineItems [Line Items]
Non current other receivables	75	18
Current other receivables	200	87
Receivables [Member]
IfrsStatementLineItems [Line Items]
Current trade receivables	172	105
CAMMESA [Member]
IfrsStatementLineItems [Line Items]
Current trade receivables	107	100
Impairment Of Financial Assets [Member]
IfrsStatementLineItems [Line Items]
Current trade receivables	(1)	(1)
Receivables For Complementary Activities [Member]
IfrsStatementLineItems [Line Items]
Current other receivables	9	1
Guarantee Deposits [Member]
IfrsStatementLineItems [Line Items]
Current other receivables	130	19
Insurance To Recover [Member]
IfrsStatementLineItems [Line Items]
Current other receivables	1	4
Gas Ar Plan [Member]
IfrsStatementLineItems [Line Items]
Current other receivables	7	11
Contractual Indemnity Credit [Member]
IfrsStatementLineItems [Line Items]
Current other receivables	2	2
Receivable For Maintenance Contract [Member]
IfrsStatementLineItems [Line Items]
Current other receivables	1
Advances To Employees [Member]
IfrsStatementLineItems [Line Items]
Current other receivables		$ 10